1. COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2017
Companys Operations
COMPANY'S OPERATIONS

1.            COMPANY’S OPERATIONS

BRF S.A. (“BRF”) and its consolidated subsidiaries (collectively the “Company”) is a multinational Brazilian Company, which owns a comprehensive and diverse portfolio of products and it is one of the world’s largest producers of foods. With a focus on raising, producing and slaughtering of poultry and pork for processing, production and sale of fresh meat, processed products, pasta, sauce, mayonnaise, frozen vegetables and soybean by-products, among which the following are highlighted:

·                Whole chickens and frozen cuts of chicken, turkey and pork;

·                Ham products, bologna, sausages, frankfurters and other smoked products;

·                Hamburgers, breaded meat products and meatballs;

·                Lasagnas, pizzas, cheese breads, pies and frozen vegetables;

·                Margarine, sauces and mayonnaise; and

·                Soy meal and refined soy flour, as well as animal feed.

BRF is a public company, listed on the New Market of B3 (“Brasil, Bolsa, Balcão”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. Its headquarters are located at Rua Jorge Tzachel, 475 in the City of Itajaí, State of Santa Catarina.

Our portfolio strategy is focused on creating new, convenient, practical and healthy products for our consumers based on their needs. We seek to achieve that goal through strong innovation to provide us with increasing value-added items that will differentiate us from our competitors and strengthen our brands.

The Company's business model is by means of a vertical and integrated production system, which are distributed through an extensive distribution network, reaching the 5 continents, to meet the supermarkets, retail stores, wholesalers, restaurants and other institutional customers. In addition, our facilities are strategically located near to their raw material suppliers or its main consumption centers.

The Company has as main brands Sadia, Perdigão, Qualy, Chester®, Perdix, Paty and Banvit that are highly recognized, especially in Brazil, Argentina, Turkey and the Middle East.

During the first semester of 2017, the Company developed its new management structure model, which was approved by Board of Directors on June 29, 2017, with the effective date July 1st, 2017. The new model aims to improve and standardize processes, and is organized into 5 operating segments as follows: Brazil, Southern Cone (dismemberment from the "LATAM" segment and currently formed of the Argentina, Uruguay, Paraguay and Chile), International (grouping of the segments "Europe", "Africa" and "Asia" and inclusion of "Americas" from the dismemberment of "LATAM"), One Foods (previously denominated "MENA"), and Other Segments (note 5). The One Foods segment also began to incorporate the operations of Malaysia and some countries in the African continent and Eastern Europe.

1.1.        Equity interest

						% equity interest
Entity		Main activity	Country	Participation	Accounting method	12.31.17	12.31.16

BRF Energia S.A.		Commercialization of eletric energy	Brazil	Direct	Consolidated	100.00%	100.00%
BRF GmbH		Holding	Austria	Direct	Consolidated	100.00%	100.00%
BRF Foods LLC	(h)	Import and commercialization of products	Russia	Indirect	Consolidated	99.90%	90.00%
BRF France SARL		Marketing and logistics services	France	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	99.00%	99.00%
BRF Global Company South Africa Proprietary Ltd.		Import and commercialization of products	South Africa	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	1.00%	1.00%
BRF Global GmbH	(b)	Holding and trading	Austria	Indirect	Consolidated	100.00%	100.00%
BRF Foods LLC	(h)	Import and commercialization of products	Russia	Indirect	Consolidated	0.10%	-
Qualy 5201 B.V.	(b)	Import, commercialization of products and holding	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Xamol Consultores Serviços Ltda.		Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	100.00%
BRF Japan KK		Marketing and logistics services	Japan	Indirect	Consolidated	100.00%	100.00%
BRF Korea LLC		Marketing and logistics services	Korea	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Management Consulting Co. Ltd.		Advisory and related services	China	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Trading Co. Ltd.		Commercialization and distribution of products	China	Indirect	Consolidated	100.00%	100.00%
BRF Singapore PTE Ltd.		Marketing and logistics services	Singapore	Indirect	Consolidated	100.00%	100.00%
BRF Germany GmbH		Import and commercialization of products	Germany	Indirect	Consolidated	100.00%	100.00%
BRF GmbH Turkiye Irtibat		Import and commercialization of products	Turkey	Indirect	Consolidated	100.00%	100.00%
BRF Holland B.V.		Import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	2.66%	2.63%
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	Indirect	Consolidated	0.01%	0.01%
BRF B.V.		Industrialization, import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
ProudFood Lda	(j)	Import and commercialization of products	Angola	Indirect	Consolidated	10.00%	-
BRF Hungary LLC		Import and commercialization of products	Hungary	Indirect	Consolidated	100.00%	100.00%
BRF Iberia Alimentos SL		Import and commercialization of products	Spain	Indirect	Consolidated	100.00%	100.00%
BRF Invicta Ltd.	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	69.16%	62.00%
Invicta Food Products Ltd.		Import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Wrexham Ltd.		Industrialization, import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Food Group Ltd.	(b)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foods Ltd.		Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foodservice Ltd.		Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Universal Meats (UK) Ltd.	(b)	Import, Industrialization, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Italia SPA		Import and commercialization of products	Italy	Indirect	Consolidated	67.00%	67.00%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	99.00%	99.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	50.48%	50.06%
Itega S.A.		Holding	Argentina	Indirect	Consolidated	96.00%	96.00%
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	Indirect	Consolidated	99.99%	99.99%
Buenos Aires Fortune S.A.		Holding	Argentina	Indirect	Consolidated	5.00%	5.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	8.44%	10.61%
Eclipse Latam Holdings		Holding	Spain	Indirect	Consolidated	100.00%	100.00%
Buenos Aires Fortune S.A.		Holding	Argentina	Indirect	Consolidated	95.00%	95.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	6.53%	6.34%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	31.89%	30.36%
Itega S.A.		Holding	Argentina	Indirect	Consolidated	4.00%	4.00%
Golden Foods Poultry Limited		Holding	Thailand	Indirect	Consolidated	48.52%	48.52%
Golden Poultry Siam Limited		Holding	Thailand	Indirect	Consolidated	51.84%	51.84%
Golden Poultry Siam Limited		Holding	Thailand	Indirect	Consolidated	48.16%	48.16%
BRF Thailand Limited		Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
BRF Feed Thailand Limited		Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
Golden Foods Sales (Europe) Limited		Holding and trading	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Europe BV		Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Netherlands BV		Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Foods Siam Europe Limited	(b)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Poultry (UK) Ltd		Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Perdigão Europe Lda.		Import and export of products	Portugal	Indirect	Consolidated	100.00%	100.00%
Perdigão International Ltd.		Import and export of products	Cayman Island	Indirect	Consolidated	100.00%	100.00%
BFF International Ltd.		Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Highline International	(a)	Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Sadia Overseas Ltd.	(q)	Financial fundraising	Cayman Island	Direct	Consolidated	98.00%	-
ProudFood Lda	(j)	Import and commercialization of products	Angola	Indirect	Consolidated	90.00%	-
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	40.00%	40.00%
Sadia Foods GmbH		Import and commercialization of products	Germany	Indirect	Consolidated	100.00%	100.00%
SATS BRF Food PTE Ltd.		Import, industrialization, commercialization and distribution of products	Singapore	Joint venture	Equity pick-up	49.00%	49.00%
BRF Global Namíbia		Import and commercialization of products	Namibia	Indirect	Consolidated	100.00%	100.00%
Wellax Food Logistics C.P.A.S.U. Lda.		Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	1.00
BRF Luxembourg Sarl	(f)	Holding	Luxemburgo	Direct	Consolidated	100.00%	100.00%
BRF Austria GmbH	(f)	Holding	Austria	Indirect	Consolidated	100.00%	100.00%
One Foods Holdings Ltd	(d) (f)	Holding	United Arab Emirates	Indirect	Consolidated	100.00%	-
Al-Wafi Food Products Factory LLC	(e) (f)	Industrialization and commercialization of products	United Arab Emirates	Indirect	Consolidated	49.00%	-
Badi Ltd.	(e) (f)	Holding	United Arab Emirates	Indirect	Consolidated	100.00%	-
Al-Wafi Al-Takamol International for Foods Products	(e) (f)	Import and commercialization of products	Saudi Arabia	Indirect	Consolidated	75.00%	-
BRF Al Yasra Food K.S.C.C. ("BRF AFC")	(e) (f)	Import, commercialization and distribution of products	Kuwait	Indirect	Consolidated	49.00%	-
BRF Foods GmbH	(e) (f)	Industrialization, import and commercialization of products	Austria	Indirect	Consolidated	100.00%	-
Al Khan Foodstuff LLC ("AKF")	(c) (e)	Import, commercialization and distribution of products	Oman	Indirect	Consolidated	70.00%	-
FFM Further Processing Sdn. Bhd.	(e) (f)	Industrialization, import and commercialization of products	Malaysia	Indirect	Consolidated	70.00%	70.00%
SHB Comércio e Indústria de Alimentos S.A.	(e) (f)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	99.99%	-
TBQ Foods GmbH	(i) (n)	Commercialization of products	Austria	Indirect	Consolidated	60.00%	-
Banvit Bandirma Vitaminli	(n) (p)	Holding	Turkey	Indirect	Consolidated	91.71%	-
Banvit Enerji ve Elektrik Üretim Ltd. Sti.	(n)	Commercialization of eletric energy	Turkey	Indirect	Consolidated	100.00%	-
Banvit Foods SRL	(n)	Industrialization of grains and animal feed	Romania	Indirect	Consolidated	0.01%	-
Nutrinvestments BV	(n)	Holding	The Netherlands	Indirect	Consolidated	100.00%	-
Banvit ME FZE	(n)	Marketing and logistics services	United Arab Emirates	Indirect	Consolidated	100.00%	-
Banvit Foods SRL	(n)	Industrialization of grains and animal feed	Romania	Indirect	Consolidated	99.99%	-
BRF Malaysia Sdn Bhd	(k)	Marketing and logistics services	Malaysia	Indireta	Consolidated	100.00%	100.00%
Federal Foods LLC	(e) (f)	Import, commercialization and distribution of products	United Arab Emirates	Indirect	Consolidated	49.00%	-
Federal Foods Qatar	(e) (f)	Import, commercialization and distribution of products	Qatar	Indirect	Consolidated	49.00%	49.00%
SHB Comércio e Indústria de Alimentos S.A.	(e) (f)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	0.01%	-
BRF Hong Kong LLC	(g)	Import, commercialization and distribution of products	Hong Kong	Indirect	Consolidated	100.00%	-

Entity		Main activity	Country	Participation	Accounting method	12.31.17	12.31.16
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	Direct	Consolidated	99.94%	99.94%
BRF Pet S.A.	(o)	Industrialization and commercialization and distribution of feed and nutrients for animals	Brazil	Direct	Consolidated	100.00%	100.00%
PP-BIO Administração de bem próprio S.A.		Management of assets	Brazil	Affiliate	Equity pick-up	33.33%	33.33%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Direct	Consolidated	99.99%	99.99%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	99.99%	99.99%
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	Affiliate	Equity pick-up	33.33%	33.33%
Quickfood S.A.		Industrialization and commercialization of products	Argentina	Direct	Consolidated	91.21%	91.21%
Sadia Alimentos S.A.		Holding	Argentina	Direct	Consolidated	43.10%	43.10%
Avex S.A.		Industrialization and commercialization of products	Argentina	Indirect	Consolidated	33.98%	33.98%
Sadia International Ltd.		Import and commercialization of products	Cayman Island	Direct	Consolidated	100.00%	100.00%
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	60.00%	60.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Indirect	Consolidated	5.10%	5.10%
Avex S.A.		Industrialization and commercialization of products	Argentina	Indirect	Consolidated	66.02%	66.02%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	1.00%	1.00%
Sadia Alimentos S.A.		Holding	Argentina	Indirect	Consolidated	56.90%	56.90%
Sadia Overseas Ltd.	(q)	Financial fundraising	Cayman Island	Direct	Consolidated	2.00%	100.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Direct	Consolidated	94.90%	94.90%
UP Alimentos Ltda.		Industrialization and commercialization of products	Brazil	Affiliate	Equity pick-up	50.00%	50.00%
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	Direct	Consolidated	100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	Indirect	Consolidated	0.06%	0.06%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Indirect	Consolidated	0.01%	0.01%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	0.01%	0.01%

(a)       Dormant subsidiaries.

(b)       The wholly-owned subsidiary BRF Global GmbH, operates as a trading in the European market and owns 101 direct subsidiaries in Madeira Island, Portugal, with an investment as of December 31, 2017 of R$3.6 (R$3.3 as of December 31, 2016) and a direct subsidiary in Den Bosch, The Netherlands, denominated Qualy 20 with an investment as of December 31, 2017 of R$6.5 (R$6.6 as of December 31, 2016). The wholly-owned subsidiary Qualy 5201 B.V. owns 212 subsidiaries in The Netherlands being the amount of this investment as of December 31, 2017 of R$20.2 (R$18.2 as of December 31, 2016). The indirect subsidiary Invicta Food Group Ltd. owns 120 direct subsidiaries in Ashford, England, with an investment of R$126.6 as of December 31, 2017 (R$112.5 as of December 31, 2016). The indirect subsidiary Universal Meats (UK) Ltd owns 99 direct subsidiaries in Ashford, England with an investment of R$41.6 as of December 1, 2017 (R$37.5 as of December 31, 2016). The indirect subsidiary Golden Foods Siam Europe Ltd (GFE) owns 32 subsidiaries in Ashford. England with an investment of R$0.02 as of December 31, 2017 (R$114.1 as of December 31, 2016). The purpose of these subsidiaries is to operate in the European market to increase the Company’s market share, which is regulated by a system of poultry and turkey meat import quotas.

(c)       On January 02, 2017, disposal of subsidiary to BRF Foods GmbH.

(d)       On January 11, 2017, establishment of equity interest.

(e)       On January 12, 2017, acquisition of equity interest by One Foods Holdings Ltd. On December 31, 2016, such equity interests were held by wholly-owned subsidiary BRF GmbH.

(f)        On January 13, 2017, with investment in SHB through capital increase in direct capital increase in direct subsidiaries. On December 31, 2016, SHB’s equity interest was held by BRF S.A. (99.00%) and by wholly-owned subsidiary PSA Laboratório Veterinário Ltda (1.00%).

(g)       On January 13, 2017, establishment of equity interest.

(h)       On February 28, 2017, acquisition of equity interest by BRF GmbH and BRF Global GmbH. On December 31, 2016, such equity interest was held by wholly-owned subsidiary Sadia Foods GmbH.

(i)        On March 08, 2017, establishment of the subsidiaries TBQ Foods GmbH.

(j)        On March 31, 2017, establishment of equity interest, 90% held by the subsidiary BRF GmbH and 10% held by the subsidiary BRF Holland B.V., both wholly-owned subsidiary.

(k)       On April 10, 2017, disposal of 100% of equity interest to One Foods Holdings Ltd.

(l)        On April 18, 2017, acquisition of 7.16% of equity interest.

(m)      On April 27,2017, change in equity interest of the subsidiaries of Campo Austral, as a result of the conclusion of the merger process started a November 01, 2016.

(n)       On May 25, 2017, subsidiary TBQ Foods GmbH acquired 79.48% of the shares issued by Banvit Bandirma Vitaminli Yem Sanayii A.S..

(o)       On June 21, 2017, change name and corporate purpose of K&S Alimentos S.A. to BRF Pet S.A..

(p)       On August 11, 2017, concluded the acquisition of part of the shares issued by Banvit Bandirma Vitaminli Yem Sanayii S.A., and thus holds 91.71% of the equity interest.

(q)       On December 11, 2017, change in equity interest of the Sadia Overseas Ltd.

1.2.       Business combination with Qatar Investment Authority ("QIA")

On January 9, 2017, BRF has entered into a share purchase agreement with the controlling shareholders of Banvit Bandirma Vitaminli Yem Sanayii A.Ş. (“Banvit” and “Shareholders”), for the acquisition of 79.5% of the shares issued by Banvit (“Shares”), the largest poultry producer in Turkey.

On May 25, 2017, Qatar Investment Authority (“QIA”), the sovereign wealth fund of the State of Qatar, acquired 40% of participation in the TBQ Foods GmbH (“TBQ”), a subsidiary of BRF.  On the same date, TBQ celebrated a share purchase agreement with the controlling shareholders of Banvit, and on August 11, 2017, concluded the mandatory tender offer to non-controlling shareholders, acquiring an equity interest equivalent to 91.71%. The total value of the transaction was R$1,277.7 (Note 6.1.2).

1.3.       Corporate reorganization One Foods Holdings Ltd. (“One Foods”)

On January 11, 2017, BRF established a new wholly-owned subsidiary, One Foods, based in Dubai, which will focus on predominantly Muslim markets.

The constitution of this subsidiary involved a restructuring that included: i) sale and purchase agreement on which One Foods acquired from BRF GmbH, BRF wholly-owned subsidiary, certain equity interest in entities that serve the Halal Business (for further details refer to note 1.1); and ii) contribution of the equity interest in SHB Indústria e Comércio de Alimentos (“SHB”) to One Foods. SHB holds grain storage facilities, feed mills, outgrowers (outsourced farmers) agreements, hatcheries and 8 slaughtering and processing plants in Brazil.

In addition, BRF entered into certain agreements with One Foods that provide for the licensing of certain brands, operational and corporate activities cost sharing and supply of raw materials and finished goods (note 30).

1.4.       Business Combination – Banvit Bandirma Vitaminli Yem Sanayii Anonim Sirketi (“Banvit”)

On May 25, 2017, BRF has concluded the acquisition of Banvit, one of the largest poultry producers in Turkey. In line with Company’s continuous commitment to the Muslim markets, this acquisition allows One Foods to entry into the Turkish market, which has one of the largest poultry Halal consumption in the world (Note 6.1.2 and 6.1.3).

1.5.        Weak Flesh Operation

The Brazilian authorities are investigating Brazil’s meat processing industry in the so called “Weak Flesh Operation,” which became public on March 17, 2017. The investigation involves a number of companies in the industry in Brazil.

On March 17, 2017, BRF became aware of a decision issued by a federal judge of the 14th Federal Court of Curitiba - Paraná, authorizing the search and seizure of information and documents of BRF, and the detention of certain individuals in the context of this Weak Flesh Operation. Two BRF employees were detained (both currently has been released) and three were identified for questioning.

In addition to the above, the Mineiros plant was temporarily suspended by the Ministry of Agriculture, Livestock and Food Supply (“MAPA”) on March 17, 2017, so that MAPA could conduct an additional audit on the production process of such plant. After conducting an audit, the MAPA authorized the Mineiros plant to resume operations as of April 8, 2017. The Mineiros plant reopened and resumed its operations on April 11, 2017.

On April 15, 2017, the Brazilian Federal Police issued a report on the investigation and recommended charges against three BRF employees. On April 20, 2017, based on the Brazilian Federal Police investigation, Brazilian federal prosecutors filed charges against two BRF employees (one BRF regional manufacturing officer and one BRF corporate affairs manager). On April 24, 2017, the federal judge of the 14th Federal Court of Curitiba - Paraná, accepted the charges filed. Based on the charges filed against such two employees, the main allegations at this stage involve alleged misconduct relating to improper offers and/or promises to government inspectors.

BRF informed certain regulators and governmental entities, including the U.S. Securities and Exchange Commission and U.S. Department of Justice in relation to Weak Flesh Operation and are cooperating with authorities.

BRF's Statutory Audit Committee has initiated an investigation with respect to the allegations involving BRF employees in the Weak Flesh Operation and it involved outside counsel. The investigation is substantially concluded and the results obtained have not indicated necessary adjustments in the Financial Statements. The effects of the Weak Flesh Operation had operational consequences for the Company, which incurred expenses in the amount of R$157.5 recorded in other operating expenses, such as media and communication expenses, lawyers fees, freight, storage, among other in the amount of R$80.3 (note 33) and inventory losses, arising from closed external markets and/or blocked products in the amount of R$77.2, recorded in the 2nd quarter.

Additionally, in the 4th quarter, the Company also redirected inventories of finished products for use as raw material, generating a complementary provision for adjustment to realizable value in the amount of R$205.9, recorded as other operating results.

1.6.        Tax Amnesty Program (“PERT”)

The Company joined to the Tax Amnesty Program, which was established through Provisional Measures No. 783 of May 31, 2017 and No. 798 of August 31, 2017, regulated by the Normative Instruction issued by Brazilian Federal Revenue Office ("RFB") No. 1,711 of June 16, 2017 and No. 1,733 of August 31, 2017 and by the Ordinance issued by the National Treasury Attorney's Office No. 690 of June 29, 2017, amended by Ordinance Administrative No 1,032, of October 25, 2017 , that provides for a Tax Amnesty Program ("Provisional Measures").

BRF has included in the Tax Amnesty Program certain PIS, COFINS and CSLL debts ("tax debts") which were being executed by the competent government body, as the compensation of the tax debts with certain IPI credits was not accepted by RFB.

The nominal value of these debts was R$454.6, of which 20% were paid in monthly installments until December 2017, and the remaining balance will be paid in 145 monthly installments, with the reductions set out in the respective Provisional Measures. In addition, R$117.8 were already recorded as part of the provision for tax, labor and civil risks.

As a consequence of the withdrawal of the judicial suit mentioned above, the asset related to the IPI premium credit was recognized as recoverable taxes in the amount of R$ 640.6.

It is estimated that such credits will be realized in the long term, as the enforcement action is terminated and the credits cleared for compensation and/or issue of special judicial orders.

Considering the net effect of the debts entered in Tax Amnesty Program, including reductions by the program, the provisions already recorded, the recognized tax assets of the active processes, attorney's fees and taxation of the gain, the Company recorded a gain of R$154.6 in other operating income and R$315.5 in financial income, which include the cumulative effects of the current and previous years.

In addition, the Company joined Tax Amnesty Program for other debts discussed within the scope of the RFB, in the form of settlement of the balance by offsetting tax loss carryforwards and negative basis. The effect recorded was a loss of R$7.0 in other operating expenses and R$13.4 in the financial expenses.

The net effect of the Tax Amnesty Program recorded was a gain of R$147.7 in other operating income (note 33) and R$302.1 in financial income (note 34).

1.7.        Seasonality

In Brazil and Southern Cone operating segments, in months of November and December of each year, the Company is impacted by seasonality due Christmas and New Year’s Celebrations, being the best-selling products in this period: turkey, Chester®, ham and pork loins.

In One Foods operating segment, seasonality is due to Ramadan, which is the holy month of the Muslim Calendar. The start of Ramadan depends on the beginning of the moon cycle and therefore can vary each year.